Fair Value Measurements - Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Recurring Fair Value Measurement [member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash equivalents	$ 68	$ 722
Marketable equity securities	80	124
Debt securities	93	41
Settlement receivables	557	687
Derivative instruments and embedded derivatives	86	126
Financial assets	884	1,700
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	68	722
Marketable equity securities	44	124
Debt securities	90	37
Financial assets	202	883
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Settlement receivables	557	687
Derivative instruments and embedded derivatives	86	126
Financial assets	643	813
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Marketable equity securities	36
Debt securities	3	4
Financial assets	$ 39	$ 4